Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Private Placement (Details) [Line Items]
Number of warrants issued		5,175,000
Gross proceeds		$ 5,175,000
Growth Capital Acquisition Corp. [Member]
Private Placement (Details) [Line Items]
Number of warrants issued	5,175,000
Gross proceeds	$ 5,175,000